CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Limited Partners' Equity	Limited Partners' Equity	Foreign Currency Translation	Revaluation Surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in Equtiy Securities	Preferred limited partners' equity	Non-controlling interests	Preferred equity	Participating Non-controlling Interests Operating Subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Balance, as at at Dec. 31, 2015	$ 8,763	$ 2,827	$ (485)	$ (670)	$ 4,019	$ (7)	$ (30)	$ 0	$ 128		$ 610	$ 2,587	$ 52	$ 2,559
Net (loss) income	40	(36)	(36)	0	0	0	0	0	15	$ 40	25	65	0	(29)
Other comprehensive income	1,329	368	0	241	105	(1)	(1)	24	0		16	635	6	304
Preferred LP Units issued	(147)
Preferred LP Units and LP Units issued	804	657	657	0	0	0	0	0	147
Adjustment	0	(85)	(85)								0	0	2	83
Exchange of preferred shares	0								49		(49)
Capital contributions from participating non-controlling interests - in operating subsidiaries	2,621										0	2,621	0	0
Acquisition	1,417										0	1,417	0	0
Distributions or dividends declared	(696)	(281)	(281)	0	0	0	0	0	(15)		(25)	(119)	(24)	(232)
Distribution reinvestment plan	9	9	9	0	0	0	0	0	0		0	0	0	0
MTO adjustments	(1,616)	1	(24)	25	0	0	0	0	0		0	(1,617)	0	0
Other	1	(12)	(12)	0	0	0	0	0	0		(1)	0	19	(5)
Change in year	3,909	621	228	266	105	(1)	(1)	24	196		(34)	3,002	3	121
Balance, as at at Dec. 31, 2016	12,672	3,448	(257)	(404)	4,124	(8)	(31)	24	324		576	5,589	55	2,680
Net (loss) income	51	(32)	(32)	0	0	0	0	0	28	51	26	53	(1)	(23)
Other comprehensive income	1,350	526	0	26	508	(1)	2	(9)	0		39	383	9	393
Preferred LP Units issued	(187)
Preferred LP Units and LP Units issued	598	411	411	0	0	0	0	0	187		0	0	0	0
Adjustment	0	(63)	(63)	0	0	0	0	0	0		0	0	1	62
Capital contributions from participating non-controlling interests - in operating subsidiaries	294	0	0	0	0	0	0	0	0		0	294	0	0
Acquisition	525	0	0	0	0	0	0	0	0		0	525	0	0
Distributions or dividends declared	(1,199)	(328)	(328)	0	0	0	0	0	(28)		(26)	(539)	(35)	(243)
Distribution reinvestment plan	10	10	10	0	0	0	0	0	0		0	0	0	0
MTO adjustments	0	0	0	0	0	0	0	0	0		0	0	0	0
Other	(19)	(16)	0	0	(16)	0	0	0	0		1	(7)	29	(26)
Change in year	1,610	508	(2)	26	492	(1)	2	(9)	187		40	709	3	163
Balance, as at at Dec. 31, 2017	14,282	3,956	(259)	(378)	4,616	(9)	(29)	15	511		616	6,298	58	2,843
Net (loss) income	403	24	24	0	0	0	0	0	38	$ 403	26	297	1	17
Other comprehensive income	3,264	926	0	(205)	1,131	3	5	(8)	0		(48)	1,707	13	666
Preferred LP Units issued	(196)	0	0	0	0	0	0	0	196		0	0	0	0
LP Units and preferred shares purchased for cancellation	(51)	(51)	(51)	0	0	0	0	0	0		0	0	0	0
Capital contributions from participating non-controlling interests - in operating subsidiaries	307	0	0	0	0	0	0	0	0		0	307	0	0
Acquisition	21	0	0	0	0	0	0	0	0		0	21	0	0
Distributions or dividends declared	(1,272)	(355)	(355)	0	0	0	0	0	(38)		(26)	(553)	(45)	(255)
Distribution reinvestment plan	8	8	8	0	0	0	0	0	0		0	0	0	0
Other	48	(24)	(315)	(69)	373	0	(10)	(3)	0		0	52	39	(19)
Change in year	2,924	528	(689)	(274)	1,504	3	(5)	(11)	196		(48)	1,831	8	409
Balance, as at at Dec. 31, 2018	$ 17,206	$ 4,484	$ (948)	$ (652)	$ 6,120	$ (6)	$ (34)	$ 4	$ 707		$ 568	$ 8,129	$ 66	$ 3,252